Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation

Basis of Consolidation

The financial statements presented herein represent (1) prior to the 2021 Reorganization, the combined financial statements of Shanghai Hesai and its subsidiaries; (2) subsequent to the 2021 Reorganization, the consolidated financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of combined and consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the estimated project progress towards certain services revenue, warranty reserves, inventory write-down, allowance for doubtful accounts, valuation of ordinary shares and share-based compensation.

Fair value measurements

Fair value measurements

The established fair value hierarchy as defined by U.S. GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3 Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Group’s financial instruments include cash and cash equivalents, time deposits with maturities between three months and one year included in short-term investments, accounts receivable, contract assets, amounts due from/to related parties, other receivables included in other current assets, accounts payable, notes payable, other current liabilities, and short/long-term borrowings. All carrying amounts of these short-term financial instruments measured at amortized cost approximate their fair values due to their short-term nature. The fair value of long-term borrowings is approximate to their carry amounts because the annual interest rates of such borrowings are the similar to the prevailing market annual interest rate.

Short-term investments also consist of structured financial products with commercial banks in the PRC. The structured financial products are financial instruments with variable interest rates indexed mainly to exchange rates and/or price of commodities. In accordance with ASC 820, Fair Value Measurement, the Group elected the fair value option at the date of initial recognition to measure structured financial products at fair value on a recurring basis with changes in the fair value are recorded as interest income in the combined and consolidated statements of operations and comprehensive loss. The fair values of these structed financial products as of December 31, 2022 and 2023 were determined to be RMB945,865 and RMB857,924 using Level 2 significant other observable input by applying the interest rate implied by the current quotation of underlying indices. For the years ended December 31, 2021, 2022 and 2023, the Group recorded fair value changes of short - term investments of RMB26,351, RMB52,252 and RMB30,158 as interest income in the combined and consolidated statements of operations and comprehensive loss, respectively.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiary located outside of PRC is the United States dollar (“US$”), and the functional currency of subsidiaries located in PRC is RMB.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive (loss) income in the combined and consolidated statements of changes in shareholders’ (deficit) equity.

Monetary assets and liabilities denominated in currencies other than the entity’s applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized as foreign exchange (loss) gain, net in the combined and consolidated statements of operations and comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents

The Group classifies cash on hand and cash in bank with original maturities of three months or less, and are unrestricted as to withdrawal or use, as cash and cash equivalents.

Restricted cash	Restricted cash Restricted cash mainly represents the Group’s security deposits with respect to the Group’s credit card account, withdrawal or use is contractually restricted of these cash balance.
Accounts receivable, net

Accounts receivable, net

Accounts receivable mainly consists of amount due from the Group’s customers, which are recorded net of allowance for credit losses. The Group divides its portfolio into four pools — domestic PRC automotive original equipment manufacturer (“OEM”) customers, domestic PRC other customers, overseas automotive OEM customers and overseas other customers for the purposes of performing ongoing credit evaluation by reviewing their credit rating and industry geographic distribution and assessing allowance for credit loss based on expected credit loss model for each pool of the portfolio. The Group develops a current expected credit loss (“CECL”) model based on historical collection experience, the age of the accounts receivable balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. Account receivable balances are written off after all collection efforts have been exhausted.

Inventories

Inventories

Inventories consists of raw materials, work-in-process, and finished goods and are stated at lower of cost or net realizable value. Costs are computed under the weighted average method. Net realizable value is determined as estimated selling prices in the ordinary course of business, less reasonably predictable costs to sell. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as market trends, inventory ageing, and historical and forecasted customer demands. Inventory write-down is recorded as cost of revenues.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment except land are depreciated at rates sufficient to write off its costs less impairment, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Electronic equipment	3 – 5 years
Machinery and equipment	10 years
Furniture and fixture	5 years
Transportation vehicles	4 years
Leasehold improvements	Over the shorter of the expected lease term or useful lives

Land held by the Group in perpetuity is not depreciated and is stated at cost less impairment.

Interest expenses on outstanding debt are capitalized during the period of significant capital asset construction. Capitalized interest on construction in progress is included within Property, plant and equipment, net and is amortized over the life of the related assets.

Intangible assets, net

Intangible assets, net

Intangible assets are recognized and measured at cost upon acquisition. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

Software	3 – 10 years
Technology	3 – 8 years

Land-use rights, net

Land-use rights, net

Land-use rights are recognized and measured at cost upon acquisition. Following the initial recognition, land-use rights are carried at cost less any accumulated amortization and any accumulated impairment losses. According to the land-use rights policy in the PRC, the useful life of land-use rights is 50 years.

Goodwill

Goodwill

Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group’s annual testing date is December 31.

The Group recognized goodwill of US$1,982,033, which was assigned to Oxigraf, Inc. as a reporting unit. On November 15, 2023, the Group disposed Oxigraf, Inc., the corresponding goodwill was derecognized as part of the disposal.

Long-term investments

Long-term investments

Investment in equity method investee

The Group uses equity method to account for common stock investments in entities over which it has significant influence but does not have controlling interests. Under the equity method of accounting, the Group’s share of the earnings or losses of the investee companies, impairments, and other adjustments required by the equity method are reflected in the combined and consolidated statements of operations and comprehensive loss. When the Group’s share of losses in an investee equals or exceeds its carrying amount of the investment in the investee, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the investee or is otherwise committed to provide further financial support for the investee. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of investments in equity investees under discounted cash flow analysis which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Group did not record any impairment on its equity method investment during the years ended December 31, 2021, 2022 and 2023.

Equity securities without readily determinable fair value

The Group has elected to measure the investment in equity securities without readily determinable fair values at cost minus impairment, if any, adjusted up or down for observable price changes. Any adjustment to the carrying amount is recorded in other income (loss), net. At each reporting period end, the Group makes a qualitative assessment considering impairment indicators to evaluate whether any of these investments is impaired. If the assessment indicates that the fair value of an investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss. No fair value adjustment was recognized for the year ended December 31, 2022 and 2023.

Revenue recognition

Revenue recognition

The Group recognizes revenue from sales of LiDAR products and gas detection products at a point in time when control of the products is transferred to the customers, which generally occurs upon delivery according to the terms of the underlying contracts. Product sales to certain customers may require customer acceptance due to performance acceptance criteria that is considered more than a formality. For these product sales, revenue is recognized upon the expiration of the customer acceptance period. The Group’s standalone selling prices are based on the prices charged to customers for the single performance obligation which is transfer of control of products upon delivery to the customers or upon expiration of the customer acceptance period. The Group’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit, and therefore the Group does not estimate returns. Amounts billed to customers for shipping and handling are included in revenue. Taxes collected from customers and remitted to governmental authorities are excluded from revenue on the net basis of accounting. Accounts receivables are due under normal trade terms, typically within 30 to 90 days.

For LiDAR solution that the Group offers customers with a combination of hardware, software, deployment and professional services and engineering design, development and validation service projects, control of the goods and services may be transferred over time or at a point in time depending on the terms of the contract. Control of the goods and services is transferred over time when the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date. The Group recognizes revenue over time using an input method based on contract cost incurred to date compared to total estimated contract cost (cost-to-cost) as the services are provided. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

The Group typically provides standard product warranties on LiDARs. For LiDARs used in autonomous mobility sector, such warranties last one year. For those used in advanced driver assistance system sector, such warranties cover five years or 100 thousand kilometers, whichever comes first. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. The Group accrues estimated future warranty costs and charges to cost of revenues in the period that the related revenue is recognized. These estimates are based on historical warranty experience and any known or expected changes in warranty exposure, such as trends of product reliability and costs of repairing and replacing defective products. The Group also provides extended warranties as a service for an additional term ranging one to two additional years. For service type extended warranty contracts, the Group allocates revenue to this performance obligation on a relative standalone selling price basis and recognizes the revenue ratably over time during the effective period of the services. The Group recognized RMB676, RMB7,702 and RMB10,413 for extended warranty services, for the years ended December 31,2021, 2022 and 2023, respectively.

Changes in the Group’s accrued warranty liability was as follows:

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of the beginning of the year	10,042	13,932	17,694
Warranty provision	10,766	8,467	26,247
Consumption	(6,876)	(4,705)	(15,516)
Balance as of the end of the year	13,932	17,694	28,425

A contract asset is recorded when the Group has transferred products or services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance in the contract. The Group records a contract asset for unbilled receivables for certain customers where the control of the goods or services has been transferred. A contract liability exists when the Group has received consideration but has not transferred the related goods or services to the customer. The Group’s contract liabilities mainly consist of payments received from customers before they received the products.

Cost of revenues

Cost of revenues

Cost of revenues for our products includes the manufacturing cost of LiDAR sensors and gas detection products, which primarily consists of direct material costs, personnel-related costs, purchasing costs, depreciation, amortization and overhead associated with manufacturing operations, accrued warranty costs, shipping costs, licensing fees, and write-downs of excess inventories and obsolete inventories. Cost of revenues for our services includes cost of LiDAR solution and direct labor costs and related material costs relating to the fulfillment of services.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of personnel-related costs directly associated with research and development organization, with the remainder being prototype expenses, third-party engineering and contractor costs, an allocated portion of facility and IT costs and depreciation. The Group’s research and development costs are related to enhancing and developing additional functionality for its existing products and on new product development, including new releases and upgrades to LiDAR sensors. The Group expenses research and development costs as incurred.

Government grants

Government grants

Government grants consist of cash subsidies received by the Group from PRC local governments. Grants received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled. Government grants received related to the purchases of long-term assets are used to net the cost of the respective assets.

The grants related to unfulfilled obligations of nil, nil and RMB53,668 were included in the other non-current liabilities as of December 31, 2021, 2022 and 2023, respectively. The Group recorded government grants RMB27,446, RMB10,825 and RMB14,280 in other operating income, net for the years ended December 31, 2021, 2022 and 2023, respectively.

Loss per share

Loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Group had share options, which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the share options is computed using the treasury stock method.

Share-based compensation

Share-based compensation

The Group grants share-based awards of the Company to eligible employees and accounts for these share-based awards in accordance with ASC 718, Compensation - Stock Compensation.

Share-based awards that are subject to both the service period and the occurrence of a Qualified IPO as performance condition are measured at the grant date fair value and share-based compensation expenses are recognized for the cumulatively vested amount upon the completion of the Qualified IPO first and then over the remaining requisite service period, net of actual forfeitures, if any.

Share-based awards that are subject to only the service period are measured at the grant date fair value and share-based compensation expenses are recognized on a straight-line basis over the requisite service period of the individual grants. The Group recognizes share-based compensation expenses based on the target number of Class B ordinary shares that may be earned pursuant to the award. Forfeitures are recognized as reductions to share-based compensation when they occur.

Prior to IPO, the fair value of the share options granted to employees is determined with the assistance of an independent valuation specialist using widely accepted valuation techniques, including discounted cash flow analysis on the expected future free cash flows and binomial option pricing model.

The Group accounts for the effects of a modification as described in ASC 718. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.

Share-based compensation with cash settlement features is classified as liabilities. The percentage of the fair value that is recorded as compensation cost at the end of each period is based on the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occurs during the requisite service period are recognized as compensation costs rateably over time during the services to be rendered.

Income Taxes

Income Taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the combined and consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement.

Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2021, 2022 and 2023.

Leases

Leases

The Group leases office space, manufacturing plants and warehouses in Shanghai, PRC and California, USA under non-cancellable operating lease agreements that expire at various dates through October 31, 2025.

Before January 1, 2022, the Group used the Accounting Standards Codification, Leases (“ASC 840”), in which each lease is classified at the inception date as either a capital lease or an operating lease. All the Group’s leases are classified as operating lease under ASC 840. The Group’s reporting for periods prior to January 1, 2022 continued to be reported in accordance with Leases (ASC 840).

Effective from January 1, 2022, the Group adopted ASU No. 2016-02 “Leases” (“ASC 842”) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2022. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. Upon the adoption, the Group recognized operating lease right-of-use (“ROU”) assets of RMB36,030 with corresponding lease liabilities of RMB36,599 on the combined and consolidated balance sheets. The operating lease ROU assets include adjustments for prepayments. The adoption did not impact the Group’s beginning retained earnings as of January 1, 2022, or the Group’s prior years’ financial statements.

The impact on the combined and consolidated balance sheets upon adoption of ASC842 was as follows:

	December 31, 2021	January 1, 2022
		Effect of the	After adoption
	As reported	adoption of ASC 842	of ASC 842
	RMB	RMB	RMB
ASSETS
Right-of-use assets	—	36,030	36,030
TOTAL ASSETS	—	36,030	36,030
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	569	12,566	13,135
Lease liabilities, non-current	—	23,464	23,464
TOTAL LIABILITIES	569	36,030	36,599
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	569	36,030	36,599

Under ASC 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its combined and consolidated balance sheets at the lease commencement date. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income(loss) is reported in the consolidated statement of operations and comprehensive income(loss). Accumulated other comprehensive (loss) income, as presented on the accompanying combined and consolidated balance sheets consists of accumulated foreign currency translation adjustments.

Segment

Segment

The Chief Executive Officer, Chief Scientist and Chief Technology Officer (collectively referred to the “founders”) are identified as the chief operating decision maker (CODM).

The Group organized its operations into two segments: LiDAR segment and gas detection segment. The financial information of the respective segments is disclosed in Note 22.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, contract assets, amount due from related parties, and prepayments and other current assets.

The Group places its cash and cash equivalents and short-term investments in various financial institutions in the PRC, Hong Kong Special Administrative Region, and the United States. The Group believes that no significant credit risk exists as all of the Group’s cash and cash equivalents are held with financial institutions that Group’s management believes to be high credit quality.

Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from the customers. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts based on CECL model developed by the Group, which considers historical collection experience, the age of the accounts receivable balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

Prepayments and other current assets mainly consist of deposits of rent, and prepaid expenses, which can be applied for deduction of future payments for expenses. The Group has no significant concentrations of credit risk with respect to its prepayments and other current assets.

Concentration of customers

The following customers accounted for 10% or more of revenue for the years ended December 31, 2021, 2022 and 2023:

	For the Year ended
	December 31,
	2021	2022	2023
Customer A	*	24.3%	25.6%
Customer B	17.5%	13.7%	28.4%
Customer C	12.7%	*	*

The following customers accounted for 10% or more of the Group’s accounts receivable, contract assets and amount due from related parties as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
Customer A	61.0%	41.3%
Customer B	15.3%	10.2%
Customer D	*	11.2%

Concentration of suppliers

The Group has one supplier accounted for 10% or more of purchases for the years ended December 31, 2021 and 2022:

	For the Year ended December 31,
	2021	2022	2023
Supplier A	13.7%	12.3%	*

Foreign currency risk

Foreign currency risk

A significant portion of Group’s cash and cash equivalents and short-term investments are denominated in US$, fluctuations in exchange rates between US$ and RMB may result in foreign exchange gains or losses. The value of US$ is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group has cash and cash equivalents that are denominated in US$, totaling US$51,351 and US$131,832 as of December 31, 2022 and 2023, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

Under the Jumpstart Our Business Startups Act of 2012, as amended (“the JOBS Act”), the Group meets the definition of an emerging growth company, or EGC as of December 31, 2023, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies. Once the Group ceases to qualify as EGC, it will immediately adopt the new and revised accounting standards already effective for public companies. There are no recent accounting pronouncements which are expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and most of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US$ using the then current exchange rates, for the convenience of the readers. Translations of balances in the combined and consolidated balance sheet, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999 representing the noon buying rate set forth in the H.10 statistical release of the United States as of December 29, 2023.